Document and Entity Information	Jan. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Entity Registrant Name	Texas Community Bancshares, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40610
Entity Tax Identification Number	86-2760335
Entity Address, Address Line One	215 West Broad Street
Entity Address, City or Town	Mineola
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75773
City Area Code	903
Local Phone Number	569-2602
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001849466
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TCBS
Security Exchange Name	NASDAQ